Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated October 22, 2025

Effective November 1, 2025, Jim Nash has been appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Accordingly, the “Trustees and Officers” table contained in the “Management of the Trust” section in each Fund’s SAI is amended to reflect the below, and any other references to Kenneth Kalina in each Fund’s SAI are deleted in their entirety and replaced with “James Nash”:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
James Nash 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2025	Director, ACA Group, LLC (July 2025 – Present); Chief Compliance Officer, Simplify Asset Management, Inc. (March 2025 – July 2025); Director, Lead Fund Chief Compliance Officer, ACA Group, LLC (2016 – March 2025)	160	None

Please Keep This Supplement With Your Statement of
Additional Information For Future Reference

Appendix A

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Buffer Step Up Strategy ETF®

Innovator Deepwater Frontier Tech ETF

Innovator Defined Wealth Shield ETF

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Equity Autocallable Income Strategy ETF

Innovator Equity Defined Protection ETF® – 1 Yr January

Innovator Equity Defined Protection ETF® – 1 Yr February

Innovator Equity Defined Protection ETF® – 1 Yr March

Innovator Equity Defined Protection ETF® – 1 Yr April

Innovator Equity Defined Protection ETF® – 1 Yr May

Innovator Equity Defined Protection ETF® – 1 Yr June

Innovator Equity Defined Protection ETF® – 1 Yr July

Innovator Equity Defined Protection ETF® – 1 Yr August

Innovator Equity Defined Protection ETF® – 1 Yr September

Innovator Equity Defined Protection ETF® – 1 Yr October

Innovator Equity Defined Protection ETF® – 1 Yr November

Innovator Equity Defined Protection ETF® – 1 Yr December

Innovator Equity Defined Protection ETF® – 2 Yr to January 2026

Innovator Equity Defined Protection ETF® – 2 Yr to April 2026

Innovator Equity Defined Protection ETF® – 2 Yr to July 2026

Innovator Equity Defined Protection ETF® – 2 Yr to October 2026

Innovator Equity Defined Protection ETF® – 2 Yr to January 2027

Innovator Equity Defined Protection ETF® – 2 Yr to April 2027

Innovator Equity Defined Protection ETF® – 2 Yr to July 2027

Innovator Equity Defined Protection ETF® – 2 Yr to October 2027

Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul

Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct

Innovator Equity Dual Directional 10 Buffer ETF™ — July

Innovator Equity Dual Directional 10 Buffer ETF™ — September

Innovator Equity Dual Directional 10 Buffer ETF™ — October

Innovator Equity Dual Directional 15 Buffer ETF™ — July

Innovator Equity Dual Directional 15 Buffer ETF™ — September

Innovator Equity Dual Directional 15 Buffer ETF™ — October

Innovator Equity Managed Floor ETF®

Innovator Equity Managed 100 Buffer ETF™

Innovator Equity Premium Income – Daily PutWrite ETF

Innovator Gradient Tactical Rotation Strategy ETF

Innovator Growth Accelerated ETF® – Quarterly

Innovator Growth Accelerated Plus ETF® – January

Innovator Growth Accelerated Plus ETF® – April

Innovator Growth Accelerated Plus ETF® – July

Innovator Growth Accelerated Plus ETF® – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – February

Innovator Growth-100 Power Buffer ETF™ – March

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – May

Innovator Growth-100 Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – August

Innovator Growth-100 Power Buffer ETF™ – September

Innovator Growth-100 Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – November

Innovator Growth-100 Power Buffer ETF™ – December

Innovator Hedged Nasdaq-100® ETF

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Index Autocallable Income Strategy ETF

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – December

Innovator Laddered Allocation Buffer ETF™

Innovator Laddered Allocation Power Buffer ETF™

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® Managed Floor ETF®

Innovator Power Buffer Step Up Strategy ETF®

Innovator Premium Income 15 Buffer ETF™ – January

Innovator Premium Income 15 Buffer ETF™ – April

Innovator Premium Income 15 Buffer ETF™ – July

Innovator Premium Income 15 Buffer ETF™ – October

Innovator Premium Income 20 Barrier ETF® – January

Innovator Premium Income 20 Barrier ETF® – April

Innovator Premium Income 20 Barrier ETF® – July

Innovator Premium Income 20 Barrier ETF® – October

Innovator Premium Income 30 Barrier ETF® – January

Innovator Premium Income 30 Barrier ETF® – April

Innovator Premium Income 30 Barrier ETF® – July

Innovator Premium Income 30 Barrier ETF® – October

Innovator S&P Investment Grade Preferred ETF

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated Plus ETF® – January

Innovator U.S. Equity Accelerated Plus ETF® – April

Innovator U.S. Equity Accelerated Plus ETF® – July

Innovator U.S. Equity Accelerated Plus ETF® – October

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

Innovator U.S. Small Cap Managed Floor ETF®

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – February

Innovator U.S. Small Cap Power Buffer ETF™ – March

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – May

Innovator U.S. Small Cap Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – December

Innovator Uncapped Accelerated U.S. Equity ETF™

Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly